UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment			[ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Kestrel Investment Management Corporation
Address:	411 Borel Avenue
		Suite 403
		San Mateo, CA  94402

13F File Number:	28-4060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	David J. Steirman
Title:	President
Phone:	650-572-9450
Signature, Place, and Date of Signing:



David J. Steirman		San Mateo	CA	May 13, 2013

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	53

Form 13F Information Table Value Total:	$850,516


List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Acacia Research Corp                            003881307    22932   760100 SH       Sole                   739300             20800
America's Car-Mart Inc                          03062T105     9678   207050 SH       Sole                   201550              5500
Ameristar Casinos                               03070Q101    16756   638800 SH       Sole                   621000             17800
Babcock & Wilcox Co                             05615F102    12927   455000 SH       Sole                   455000
Bally Technologies Inc                          05874B107    25930   498950 SH       Sole                   486050             12900
Basic Energy Services                           06985P100    14116  1032600 SH       Sole                  1004400             28200
Black Box Corp                                  091826107     7584   347750 SH       Sole                   338450              9300
Bravo Brio Restaurant Grp                       10567B109     4861   307050 SH       Sole                   293050             14000
Brinker International                           109641100    38011  1009600 SH       Sole                   983500             26100
Bristow Group                                   110394103    27827   422000 SH       Sole                   410600             11400
CACI International                              127190304    19488   336750 SH       Sole                   327950              8800
CareFusion Corp                                 14170T101    12771   365000 SH       Sole                   365000
Comverse Inc                                    20585P105     3407   121500 SH       Sole                   118100              3400
Covance Inc                                     222816100    15607   210000 SH       Sole                   210000
Cumberland Pharmaceut                           230770109     3084   619239 SH       Sole                   588639             30600
DeVry, Inc                                      251893103    34347  1081800 SH       Sole                  1057600             24200
EPL Oil & Gas, Inc                              26883D108    21833   814350 SH       Sole                   792750             21600
Engility Holdings                               29285W104    13695   571116 SH       Sole                   555816             15300
FMC Corp                                        302491303    50722   889400 SH       Sole                   866400             23000
First American Financial                        31847R102    28617  1119150 SH       Sole                  1090250             28900
GameStopCorp                                    36467W109    13705   490000 SH       Sole                   490000
GulfMark Offshore Inc                           402629208    22965   589450 SH       Sole                   573450             16000
HCC Insurance Holdings                          404132102    29034   690800 SH       Sole                   673600             17200
Haemonetics Corp                                405024100    22367   536900 SH       Sole                   522900             14000
Harte-Hanks Inc                                 416196103    10860  1394050 SH       Sole                  1358750             35300
Hecla Mining                                    422704106    16304  4127550 SH       Sole                  4014950            112600
Horace Mann Educatrs                            440327104    15666   751350 SH       Sole                   731150             20200
Huntington Ingalls Ind                          446413106    26972   505750 SH       Sole                   492850             12900
John Bean Technologies                          477839104    12341   594760 SH       Sole                   578660             16100
L-3 Communications                              502424104    10520   130000 SH       Sole                   130000
Lorillard Inc                                   544147101    12105   300000 SH       Sole                   300000
Lumos Networks                                  550283105     3946   292725 SH       Sole                   285375              7350
Magellan Health Svcs                            559079207    22306   468900 SH       Sole                   456800             12100
Matson, Inc                                     57686G105    15980   649600 SH       Sole                   632100             17500
Matthews International                          577128101    11126   318650 SH       Sole                   310550              8100
Monster Worldwide Inc                           611742107    12219  2410050 SH       Sole                  2338850             71200
NTELOS Holdings                                 67020Q305     3697   288625 SH       Sole                   281275              7350
Navigators Group                                638904102    11621   197800 SH       Sole                   193000              4800
Oplink Communications                           68375Q403    12395   755810 SH       Sole                   735610             20200
Owens Corning                                   690742101    12026   305000 SH       Sole                   305000
PharMerica Corp                                 71714F104    11339   809950 SH       Sole                   788250             21700
Quality Distribution                            74756M102     4714   560550 SH       Sole                   535150             25400
Questar Corp                                    748356102    27762  1141050 SH       Sole                  1111250             29800
Ruby Tuesday Inc                                781182100      480    65100 SH       Sole                    63600              1500
Schweitzer-Mauduit Intl                         808541106    15802   408000 SH       Sole                   397600             10400
SkyWest Inc                                     830879102    19727  1229100 SH       Sole                  1196100             33000
Symmetricom Inc                                 871543104     3272   720650 SH       Sole                   688150             32500
Tech Data                                       878237106    11853   260000 SH       Sole                   253400              6600
Unum Group                                      91529Y106    15961   565000 SH       Sole                   565000
Valhi Inc                                       918905100     4913   306100 SH       Sole                   306100
Vascular Solutions                              92231M109     4908   302600 SH       Sole                   289600             13000
Websense Inc                                    947684106    10049   669950 SH       Sole                   651850             18100
World Acceptance                                981419104    37388   435400 SH       Sole                   424400             11000